Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2017
Banking And Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES (Continued) Scheduled principal reductions of FHLB advances outstanding at December 31, 2017 were as follows:
2018	$10,000
2019	5,000
Total	$15,000